Termination of Vie Agreements with Shareholders of 39PU (Details) - Schedule of finalization of the purchase price allocation - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Urban Tea [Member]
Termination of Vie Agreements with Shareholders of 39PU (Details) - Schedule of finalization of the purchase price allocation [Line Items]
Revenue	$ 1,672,504
Cost of revenues	(1,326,413)
General and administrative expenses	(2,790,108)
Impairment of goodwill	(9,573,081)
Other (expenses) income	(459,473)
Income tax expenses
Net (loss) income from discontinued operations	$ (12,476,571)
39Pu [Member]
Termination of Vie Agreements with Shareholders of 39PU (Details) - Schedule of finalization of the purchase price allocation [Line Items]
Revenue		$ 5,353,166
Cost of revenues		(3,571,175)
General and administrative expenses		(1,619,508)
Impairment of goodwill
Other (expenses) income		166,269
Income tax expenses		(145,542)
Net (loss) income from discontinued operations		$ 183,210
Pro Forma Financial Data [Member]
Termination of Vie Agreements with Shareholders of 39PU (Details) - Schedule of finalization of the purchase price allocation [Line Items]
Revenue			$ 417,705
Cost of revenues			(160,768)
General and administrative expenses			(426,655)
Impairment of goodwill
Other (expenses) income			137,417
Income tax expenses
Net (loss) income from discontinued operations			$ (32,301)